COMMITMENTS AND CONTINGENCIES - PIPE Financing (Details) - Private placement - New Factorial Series A Common Stock	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
COMMITMENTS AND CONTINGENCIES
Shares issued during the period | shares	9,927,184
Share price per share (in dollar per share)	$ 10.08
Redemption price (in dollars per share)	$ 10.3
Gross proceeds from issuance | $	$ 100,000,000
Institutional Investors
COMMITMENTS AND CONTINGENCIES
Share price per share (in dollar per share)	$ 9.09
Number of shares subscribed | shares	7,500,000
Subscription price per share (in dollars per share)	$ 10
Shares transferred | shares	750,000
Sponsor Investors
COMMITMENTS AND CONTINGENCIES
Share price per share (in dollar per share)	$ 9.34
Redemption price (in dollars per share)	$ 10.3
Number of shares subscribed | shares	2,427,184
Shares transferred | shares	250,000